Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense:
Foreign	$ 369	$ 267	$ 210
State and local	11	7	5
Income tax expense (benefit), current	380	274	215
Deferred income tax (benefit) expense:
Foreign	(851)	8	(20)
State and local	(82)	(8)	3
Income tax expense (benefit), deferred	(933)		(17)
Reconciliation of income tax expense	$ (553)	$ 274	$ 198